Fees Summary	Aug. 13, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 10,722,400.00
Previously Paid Amount	0.00
Total Fee Amount	1,641.60
Total Offset Amount	0.00
Net Fee	$ 1,641.60
Narrative - Max Aggregate Offering Amount | shares	10,722,400
Final Prospectus	true